Warrants (Details) - Schedule of warrants issued and outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	9,881,950
Exercise Price (CAD$) | $ / shares	$ 7.69
Weighted Average Contractual Life (years)	2 years 8 months 19 days
Expiry Date	2041
March 16, 2024 [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	3,121,099
Exercise Price (CAD$) | $ / shares	$ 9.42
Weighted Average Contractual Life (years)	2 years 2 months 15 days
Expiry Date	March 16, 2024
March 16, 2024 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	249,688
Exercise Price (CAD$) | $ / shares	$ 10.01
Weighted Average Contractual Life (years)	2 years 2 months 15 days
Expiry Date	March 16, 2024(1)	[1]
June 18, 2024 [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	2,083,334
Exercise Price (CAD$) | $ / shares	$ 5.97
Weighted Average Contractual Life (years)	2 years 5 months 19 days
Expiry Date	June 18, 2024
June 18, 2024 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	222,222
Exercise Price (CAD$) | $ / shares	$ 6.75
Weighted Average Contractual Life (years)	2 years 5 months 19 days
Expiry Date	June 18, 2024(1)	[1]
April 9, 2025 [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	3,894,081
Exercise Price (CAD$) | $ / shares	$ 7.11
Weighted Average Contractual Life (years)	3 years 3 months 7 days
Expiry Date	April 9, 2025
April 9, 2025 One [Member]
Warrants (Details) - Schedule of warrants issued and outstanding [Line Items]
Number of Warrants Outstanding | shares	311,526
Exercise Price (CAD$) | $ / shares	$ 8.025
Weighted Average Contractual Life (years)	3 years 3 months 7 days
Expiry Date	April 9, 2025(1)	[1]

[1]	Broker warrants.